UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------

Check here if Amendment /_/; Amendment Number:
     This Amendment (Check only one):     /_/  is a restatement.
                                          /_/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MLF Investments LLC
Address:     455 N. Indian Rocks Rd, Suite B
             Belleair Bluffs, FL 33770


Form 13F File Number: 28-11023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Matthew L. Feshbach
Title:       Managing Member
Phone:       727-501-1510

Signature, Place, and Date of Signing:

/s/ Matthew L. Feshbach, Managing Member, Belleair Bluffs, FL, February 13, 2006
-----------------------
Matthew L. Feshbach

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             1
                                                    --------------------

Form 13F Information Table Entry Total:                        5
                                                    --------------------

Form 13F Information Table Value Total:                 $199,673
                                                    --------------------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.       Form 13F File Number       Name

           1        28-11024                   Matthew L. Feshbach
        --------    -----------------------    -----------------------------





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

                                                      FORM 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2        COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
  --------------      ---------------    ---------   ----------   -------------------- -----------  --------    -------------------
                                                                                                                 VOTING AUTHORITY
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER      -------------------
  NAME OF ISSUER       TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
  --------------      ---------------    ---------   ----------   -------    ---  ----  ----------  --------    ----    ------ ----

ALLOY INC              NEW COM           019855303      11117      965889    SH          SHARED          1        0      965889  0
-----------------------------------------------------------------------------------------------------------------------------------

AMBASSADORS INTL INC   COM               023178106     100745     2208351    SH          SHARED          1        0     2208351  0
-----------------------------------------------------------------------------------------------------------------------------------

DELIA'S INC NEW        COM               246911101      55100     5252638    SH          SHARED          1        0     5252638  0
-----------------------------------------------------------------------------------------------------------------------------------

LA Z BOY INC           COM               505336107      11390      959521    SH          SHARED          1        0      959521  0
-----------------------------------------------------------------------------------------------------------------------------------

SIRVA INC              COM               82967Y104      21321     6126800    SH          SHARED          1        0     6126800  0
-----------------------------------------------------------------------------------------------------------------------------------